Equity - Schedule of Assumption of Black-Scholes Option Pricing Model (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Exercise price		$ 0.20
Risk-free interest rate	0.38%
Risk-free interest rate, Minimum		1.35%
Risk-free interest rate, Maximum		2.43%
Estimated volatility	300.069%
Estimated volatility, Minimum		492.64%
Estimated volatility, Maximum		520.24%
Expected dividend	0.00%	0.00%
Option price at valuation date		$ 0.19
Minimum [Member]
Exercise price	$ 0.17		$ 0.017
Expected term	3 years 2 months 30 days	3 years 2 months 30 days	3 years 2 months 30 days
Risk-free interest rate			1.35%
Estimated volatility			484.51%
Option price at valuation date	$ 0.12		$ 0.16
Maximum [Member]
Exercise price	$ 0.39		$ 0.27
Expected term	3 years 9 months	3 years 6 months	3 years 9 months
Risk-free interest rate			2.43%
Estimated volatility			533.64%
Option price at valuation date	$ 0.31		$ 0.27